Performance Management - PACE Global Real Estate Securities Investments	Jul. 22, 2026
Class A Prospectus - PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned "PACE Global Real Estate Securities Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 74 of the Class A Prospectus, on page 74 of the Class P Prospectus and on page 71 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Cohen & Steers Capital Management, Inc. ("C&S") assumed day-to-day management of a separate portion of the fund's assets on July 17, 2026.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Class P Prospectus - PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned "PACE Global Real Estate Securities Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 74 of the Class A Prospectus, on page 74 of the Class P Prospectus and on page 71 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Cohen & Steers Capital Management, Inc. ("C&S") assumed day-to-day management of a separate portion of the fund's assets on July 17, 2026.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Class P2 Prospectus - PACE Global Real Estate Securities Investments
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned "PACE Global Real Estate Securities Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 74 of the Class A Prospectus, on page 74 of the Class P Prospectus and on page 71 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Cohen & Steers Capital Management, Inc. ("C&S") assumed day-to-day management of a separate portion of the fund's assets on July 17, 2026.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.